other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
other long-term assets
Balance, beginning of period	$ 682		$ 783
Additions	133		277
Amortization	(108)	$ 0	(353)
Balance, end of period	707		707
Current	335		335		$ 413
Non-current	372		372		370
Total	707		707		783
Costs incurred to obtain contracts with customers
other long-term assets
Balance, beginning of period	595		701
Additions	125		261
Amortization	(106)		(348)
Balance, end of period	614		614
Current	301		301
Non-current	313		313
Total	614		614		701
Costs incurred to obtain contracts with customers | Restructuring and other costs
other long-term assets
Amortization	0	$ 0	(130)	$ 0
Costs incurred to fulfill contracts with customers
other long-term assets
Balance, beginning of period	87		82
Additions	8		16
Amortization	(2)		(5)
Balance, end of period	93		93
Current	34		34
Non-current	59		59
Total	$ 93		$ 93		$ 82